Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management [Abstract]
Disclosure of credit risk [text block]	The Pagseguro Group's exposure to the risk of changes in market interest rates arises primarily from financial investments and deposits both subject to variable interest rates, principally the CDI rate. The Pagseguro Group conducted a sensitivity analysis for the following twelve months of the interest rate risks to which the financial instruments are exposed as of December 31, 2024. For this analysis, the Pagseguro Group adopted a scenario maintaining the actual interest rates of 12.15% for the CDI and two simulations with a 100 bps increase and a probable scenario for 2025 interest rates of 14.90% of the CDI. As a result, financial income (with respect to financial investments) and financial expense (with respect to certificate of deposit, corporate securities, banking accounts, interbank deposits and obligations to FIDC quota holders) would be impacted as follows:

Transaction	Interest rate risk	Book Value	Scenario with maintaining of CDI (12.15%)	Simulated scenario with increase to 13.15%	Probable scenario with increase to 14.90%

Short-term investment	100% of CDI	416,693	50,628	54,795	62,087
Financial investments	100% of CDI	487,924	59,283	64,162	72,701
Compulsory reserve	100% of CDI	4,761,404	578,511	626,125	709,449
Certificate of Deposit	109% of CDI	17,038,525	(2,256,497)	(2,442,217)	(2,767,227)
Certificate of Deposit - related party	105% of CDI	1,060,961	(135,352)	(146,492)	(165,987)
Interbank deposits	110% of CDI	7,050,709	(942,327)	(1,019,885)	(1,155,611)
Banking Accounts	63% of CDI	12,030,573	(847,794)	(917,572)	(1,039,682)
Borrowings	107% of CDI	4,521,503	(587,818)	(636,198)	(720,863)
Obligations to FIDC quota holders	108% of CDI	1,151,384	(151,085)	(163,520)	(185,281)
Total			(4,232,451)	(4,580,802)	(5,190,414)

Disclosure of maturity analysis for non-derivative financial liabilities
The table below shows the PagSeguro Group's non-derivative financial liabilities divided into the relevant maturity group based on the remaining period from the balance sheet date and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Due within 30 days	Due within 31 to 120 days	Due within 121 to 180 days	Due within 181 to 360 days	Due to 361 days or more days

On December 31, 2024
Payables to third parties	7,408,721	2,902,945	607,624	638,359	84,570
Checking Accounts	12,153,386	—	—	—	—
Obligations to FIDC quota holders	—	—	—	147,729	1,151,767
Trade payables	590,500	72,092	347	291	—
Payables to related parties	—	70,285	—	50,460	1,142,913
Borrowings	2,540,481	1,409,264	—	707,278	—
Banking Issuances	4,337,470	5,435,056	806,348	2,603,457	12,943,828

On December 31, 2023
Payables to third parties	4,380,229	2,636,667	573,115	2,375,592	185,861
Checking Accounts	11,382,924	—	—	—	—
Obligations to FIDC quota holders	—	—	—	—	—
Trade payables	513,920	—	—	—	—
Trade payables to related parties	—	56,390	—	86,450	383,687
Borrowings	—	195,603	—	—	—
Banking Issuances	1,638,743	6,284,683	2,649,511	1,253,959	5,448,062